Organization and Basis of Presentation (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 08, 2022	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Stockholders' Equity, Reverse Stock Split	one-for-twenty-two (1-for-22) reverse stock split
Common Stock, Par or Stated Value Per Share		$ 0.01	$ 0.01		$ 0.01
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest		$ 55,582
Cash and Cash Equivalents, at Carrying Value		9,284	$ 4,003	$ 15,961	$ 13,871
Working capital deficit		$ 145,622	$ 225,009